General (Details) - USD ($) $ in Millions		1 Months Ended			6 Months Ended
	Feb. 04, 2022	May 31, 2022	Feb. 28, 2022	Mar. 24, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
General (Details) [Line Items]
Warrants (in Shares)	4,244,048
Working capital					$ 12.0		$ 12.0
Working capital deficit					1.0		1.0
Accumulated deficit					6.7		$ 4.5
Cash flow from operating activity					$ 2.9	$ 0.8
Issuance of preferred shares (in Shares)				489,812
Purchase of an aggregate ordinary Shares (in Shares)				489,812
Aggregate gross proceeds				$ 1.5
Description, of initial public offering	the Company issued and sold 4,244,048 Ordinary Shares and 4,244,048 warrants (after giving effect to the partial exercise of the underwriter’s over-allotment option and the exercise of pre-funded warrants sold in the IPO) and received aggregate gross proceeds of $17.8 million before deducting underwriting discounts and commissions and before offering expenses ($15.1 million net proceeds after deducting approximately $1.35 million of underwriting discounts and commissions and approximately $1.35 million of other offering costs).
Total amount		$ 1.4	$ 1.4
IPO [Member]
General (Details) [Line Items]
Sale of ordinary shares (in Shares)	4,244,048